ADVANCES TO SUPPLIERS AND OTHER - Schedule of Advance to Suppliers (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Advance To Suppliers Abstract
Advance to suppliers	$ 8,223,678	$ 8,548,744
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(112,160)	(111,004)
Total	$ 9,111,518	$ 9,437,740